Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Variables And Assumptions For Liablity Awards
The following variables and assumptions have been used by the Company for purposes of measuring its liability awards at December 31, 2014 and 2013:

	2014	2013
Current share price (i)	5.41	12.12
Weighted-average base value of outstanding units	6.77	6.76
Expected volatility (ii)	40.4%	32.3%
Dividend yield	4.4%	2.0%
Risk-free interest rate	0.5%	0.1%
Expected term	1.58	0.95

(i)	Equal to the quoted market price per share at the end of the year.

(ii)	Based on implied volatility of the Company’s class A shares.

Schedule Of Employee Compensation - ADBV Long term Incentive Plan (CAD)
The following table summarizes the activity under the plan for fiscal years 2014, 2013 and 2012:

ADBV Long-Term Incentive Plan (continued)

	Units	Weighted-average base value	Weighted-average fair value
Outstanding at December 31, 2011	2,923,582	5.82	14.44
Exercised (i)	(696,067)	4.61
Forfeited	(98,294)	5.62
Outstanding at December 31, 2012	2,129,221	6.22	5.79
Exercised (ii)	(1,022,347)	5.69
Forfeited	(88,568)	6.32
Outstanding at December 31, 2013	1,018,306	6.76	5.23
Exercised (iii)	(119,464)	6.79
Forfeited	(25,304)	6.25
Outstanding at December 31, 2014	873,538	6.77	0.93
Exercisable at December 31, 2014	664,392	7.15	0.75

(i)	The total amount paid for these exercises was $5,811.

(ii)	The total amount paid for these exercises was $7,857.

(iii)	The total amount paid for these exercises was $344.

Schedule Of Vested And Nonvested Unit Acitvity
The following table provides a summary of the plan at December 31, 2014:

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	664,392	209,146	873,538
Weighted-average fair market value per unit	0.75	1.53	0.93
Total fair value of the plan	497	319	816
Weighted-average accumulated percentage of service	100	96.71	98.72
Accrued liability (iii)	497	309	806
Compensation expense not yet recognized (iv)	—	10	10

(i)	Related to exercisable awards.

(ii)	Related to awards that will vest in March 2015.

(iii)	The total accrued liability of $806 related to outstanding units is presented within “Accrued payroll and other liabilities” in the Company’s current liabilities balance sheet.

(iv)	Expected to be recognized in a weighted-average period of 2 months.

2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Variables And Assumptions For Liablity Awards
The following variables and assumptions have been used by the Company for purposes of measuring its stock options awards at each grant date (on the second quarter of each year):

	2014	2013	2012
Grant-date stock price (i)	8.58	14.31	14.35
Weighted-average strike price	8.58	14.31	14.35
Expected volatility (ii)	35.5%	38.0%	48.0%
Dividend yield	2.8%	1.7%	1.7%
Risk-free interest rate	1.3%	1.0%	0.8%
Expected term	4.1	5.0	5.0

(i)	Equal to the quoted market price per Class A share at market-closing of the date of grant.

(ii)	Based on implied volatility of the Company’s class A shares.

2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Employee Compensation Equity Incentive Plan Activity (Stock Option)
The following table summarizes the activity of stock options during fiscal years 2014, 2013 and 2012:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2011	1,879,847	21.20	5.55
2012 annual grant	584,587	14.35	5.22
Outstanding at December 31, 2012	2,464,434	19.58	5.47
2013 annual grant	431,726	14.31	4.19
Forfeitures	(462,272)	19.97	5.41
Outstanding at December 31, 2013	2,433,888	18.57	5.26
2014 annual grant	247,475	8.58	1.98
Forfeitures	(130,528)	18.14	5.27
Outstanding at December 31, 2014	2,550,835	17.62	4.94
Exercisable at December 31, 2014	1,104,516	19.99	5.48

Schedule Of Vested And Nonvested Unit Acitvity
The following table provides a summary of outstanding stock options at December 31, 2014:

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	1,104,516	1,446,319	2,550,835
Weighted-average grant-date fair market value per unit	5.48	4.52	4.94
Total grant-date fair value	6,057	6,538	12,595
Weighted-average accumulated percentage of service	100.0	71.4	85.2
Stock-based compensation recognized in Additional paid-in capital	6,057	4,670	10,727
Compensation expense not yet recognized (iii)	—	1,868	1,868

(i)	Related to exercisable awards.

(ii)	Related to awards that will vest between fiscal years 2015 and 2019.

(iii)	Expected to be recognized in a weighted-average period of 2.9 years.

2011 Equity Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Vested And Nonvested Unit Acitvity
The following table provides a summary of outstanding restricted share units at December 31, 2014:

Number of units outstanding (i)	862,855
Weighted-average grant-date fair market value per unit	14.38
Total grant-date fair value	12,409
Weighted-average accumulated percentage of service	66.7%
Stock-based compensation recognized in Additional paid-in capital	8,273
Compensation expense not yet recognized (ii)	4,136

(i)	Related to awards that will vest between fiscal years 2015 and 2019.

(ii)	Expected to be recognized in a weighted-average period of 3.4 years.

Schedule Of Restricted Share Units Activity
The following table summarizes the activity of restricted share units during fiscal years 2014, 2013 and 2012:

2011 Equity Incentive Plan (continued)

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2011	1,013,592	21.20
2012 annual grant	211,169	14.35
Outstanding at December 31, 2012	1,224,761	20.02
2013 annual grant	213,600	14.31
Partial vesting of 2011 grants (i)	(338,014)	21.20
Forfeitures	(158,279)	19.70
Outstanding at December 31, 2013	942,068	18.36
2014 annual grant	317,351	8.58
Partial vesting of 2011 grants (ii)	(274,314)	21.20
Partial vesting of 2012 grants (iii)	(74,303)	14.35
Forfeitures	(47,947)	15.11
Outstanding at December 31, 2014	862,855	14.38
Exercisable at December 31, 2014	—	—

(i)
The Company issued 338,014 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $7,166 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.

(ii)
The Company issued 274,314 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $5,815 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.

(iii)
The Company issued 74,303 Class A shares in connection with this partial vesting. Therefore, accumulated recorded compensation expense totaling $1,066 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance.